INCOME TAXES - DTA Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 2,039	$ 1,861
Globant S.A. the Luxembourg Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	547
IAFH Global S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	594	0
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 767	887
Amount of carryforward that can be utilized as a percent of taxable income	30.00%
We Are London Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	116
Sistemas UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	163	215
Difier S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3	0
Sistemas Globales S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	25	0
Avanxo S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	129	0
BSF S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	140	0
Avanxo - Sucursal del Perú
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	20	0
Globant France S.A.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3	0
2024 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	138	96
2023 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	53	0
2022 | Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 4	$ 0